Right of use assets and related lease liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Right of use assets and related lease liabilities	Right of use assets and related lease liabilities
For lease arrangements that were accounted for under IFRS 16 – Leases, we had bareboat charter-in commitments on three vessels under fixed rate bareboat agreements and 18 vessels under variable rate bareboat agreements during the year ended December 31, 2023. These arrangements were accounted for under IFRS 16 - Leases.
During the year ended December 31, 2023, we exercised the purchase options for all vessels under lease arrangements and had no further commitments as of December 31, 2023.
IFRS 16 - Leases - 3 MRs
In January 2019, we recognized right-of-use assets and corresponding liabilities relating to three bareboat chartered-in vessel commitments (STI Beryl, STI Le Rocher and STI Larvotto). The bareboat contracts for these three vessels were entered into in April 2017, were scheduled to expire in April 2025, and had a fixed lease payment of $8,800 per vessel per day. We had the option to purchase these vessels beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, which we exercised during the year ended December 31, 2023 thus releasing us from all obligations under these agreements.
IFRS 16 - Leases - Trafigura Transaction
On September 26, 2019, we acquired subsidiaries of Trafigura Maritime Logistics Pte. Ltd. ("Trafigura") which had leasehold interests in 19 product tankers under bareboat charter agreements with subsidiaries of an international financial institution (the "Trafigura Transaction").
On the date of the Trafigura Transaction, certain terms of the Agreements were modified ("Modified Agreements" and, collectively, "IFRS 16 - Leases - $670.0 Million"). Under IFRS 16- Leases the Modified Agreements did not meet the criteria to qualify as separate leases and were measured accordingly as lease modifications. The Modified Agreements each had a term of eight years from the latter of the date of the Trafigura Transaction or the delivery date of the respective vessel, and we had purchase options beginning after the first year of each agreement, limited to eight vessels until after the third anniversary date.
In April 2022, we exercised the purchase option on STI Majestic and repaid the aggregate outstanding lease obligation of $25.6 million relating to this vessel. This vessel was subsequently sold later that year.
During the year ended December 31, 2023, we gave notice to exercise the purchase options on the remaining 18 vessels, triggering a re-assessment of the lease liabilities and resulting in an aggregate increase in the lease liabilities and corresponding adjustment to the right of use assets of $4.5 million. Upon the closing of these purchases, we repaid the aggregate outstanding lease obligation of $459.1 million relating to these vessels under the IFRS 16 - Leases - $670.0 Million lease agreement thus releasing us from all obligations under these agreements.
The following is the activity of the "Right of use assets for vessels" starting on January 1, 2023 through December 31, 2023. There was no such activity during the year ended December 31, 2024.

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$798,083	$22,577	$820,660
Transfers to vessels, net (1)	(831,385)	(19,942)	(851,327)
Additions (2)	33,302	—	33,302
Write-offs (3)	—	(2,635)	(2,635)
As of December 31, 2023	—	—	—

Accumulated depreciation and impairment
As of January 1, 2023	(114,902)	(15,932)	(130,834)
Charge for the period	(21,321)	(2,923)	(24,244)
Transfers to vessels, net (1)	136,223	16,220	152,443
Write-offs (3)	—	2,635	2,635
As of December 31, 2023	—	—	—

Net book value
As of December 31, 2023	$—	$—	$—
(1)    Primarily represents the net book value of the 21 vessels for which the purchase options were exercised during the year ended December 31, 2023 and transferred to Vessels and drydock.
(2)    Represents the adjustment to the right of use asset as a result of the remeasurement of the related lease liability upon the commitments to exercise the purchase options.
(3)    Represents the write-offs of fully depreciated drydock costs on certain of our vessels.
The following table summarizes the payments made for the year ended December 31, 2023 relating to lease liabilities accounted for under IFRS 16 - Leases. There was no such activity during the year ended December 31, 2024.

For the year ended December 31,
In thousands of U.S. dollars	2023
Interest expense recognized in consolidated statements of operations	$23,749
Principal repayments recognized in consolidated cash flow statements	516,127
Net decrease in accrued interest expense	467
Total payments on lease liabilities under IFRS 16 - Leases	$540,343

Vessels recorded as Right of use assets derive income from subleases through time charter-out, voyage revenue (spot market), and pool arrangements. For the years ended December 31, 2023, and 2022, sublease income of $136.6 million and $246.5 million, respectively, is included in Vessel revenue. There was no such income during the year ended December 31, 2024.